NOTES PAYABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE, NET

NOTE 6 – NOTES PAYABLE, NET

The following is a summary of notes payable as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019

Senior Unsecured Note	$-	$2,000,000
Paycheck Protection Program	485,760	-
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	10,267	12,866
Total Principal Outstanding	$496,027	$2,012,866
Unamortized Deferred Debt Discount	-	(26,722)
Unamortized Deferred Debt Issuance Costs	-	(9,866)
Notes Payable, Net	$496,027	$1,976,278
Notes Payable, current portion, net of discounts and current portion	$5,635	$5,341
Notes Payable, net of discounts and current portion	490,392	1,970,937
	$496,027	$1,976,278

In January 2017, the Company issued a Senior Unsecured Note ("Note") a face value of $3,000,000, payable two years from issuance, along with an aggregate of 4,500,000 shares of Common Stock, with a fair value of $1,147,500. The Company allocated the proceeds to the note payable and common stock based on their relative fair value and recorded a discount of $830,018 to be amortized into interest expense over the two-year term of the note. The Company also paid debt issuance costs consisting of a cash fee of $120,000 and 1,020,000 shares of common stock of the Company with a fair value of $306,000. On April 30, 2018, the Company and the Noteholder agreed to extend the due date of the note until April 30, 2020 for an extension fee of 1,500,000 shares of the Common Stock issued to the Noteholder. The April 2018 change in terms of the Note payable has been determined to be a debt extinguishment in accordance with ASC 470. The reported amounts under the debt extinguishment are not significantly different than that of the Company's reported amounts. The Note was amended on February 14, 2020 to conform to the terms of the 2020 Convertible Notes Payable offering.

The Company and the Theodore Stern Revocable Trust, the ("Stern Trust") entered an Amended and Restated Promissory Note (the "Restated Stern Note") providing that the $2,000,000 Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes and that the interest due under the Note as of January 31, 2020 in the amount of $662,000 will remain due and payable on the same terms as exist in the Note prior to modification provided that the maturity of such interest shall be extended to the same maturity date as the 2020 Notes detailed in Note 7. The Company accounted for the Restated Stern Note as an extinguishment of the Note and recorded a charge of $985,000 included in Other expenses in accompanying condensed consolidated statements of operations.

Paycheck Protection Program Loan - In May 2020, the Company received a loan of $485,760 under the Paycheck Protection Program of the U.S. Small Business Association related to its U.S. Operations. The Company anticipates subject to approval by the Small Business Administration, if certain requirements are met the loan proceeds may be forgiven. Any amounts not forgiven will be required to be repaid. The loan bears interest at an annual rate 1% per annum and matures on May 5, 2022.

The following is a roll-forward of the Company's notes payable and related discounts for the six months ended June 30, 2020:

	Principal Balance	Debt Discounts	Debt Issuance Costs	Total
Balance at December 31, 2019	$2,012,866	$(9,866)	$(26,722)	$1,976,278
Proceeds	485,760	--		485,760
Payments	(2,599)	-	-	(2,599)
Conversion of note payable to convertible notes payable	(2,000,000)	-	-	(2,000,000)
Amortization	-	9,866	26,722	36,588
Balance at June 30, 2020	$496,027	$-	$-	$496,027

See Note 7 with the respect to the conversion of the $2,000,000 Senior Unsecured Note.

NOTE 6 – NOTES PAYABLE, NET

The following is a summary of notes payable as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

In January 2017, the Company issued a Senior Unsecured Note ("Note") a face value of $3,000,000, payable two years from issuance, along with an aggregate of 4,500,000 shares of Common Stock, with a fair value of $1,147,500. The Company allocated the proceeds to the note payable and common stock based on their relative fair value and recorded a discount of $830,018 to be amortized into interest expense over the two-year term of the note. The Company also paid debt issuance costs consisting of a cash fee of $120,000 and 1,020,000 shares of common stock of the Company with a fair value of $306,000. On April 30, 2018, the Company and the Noteholder agreed to extend the due date of the note until April 30, 2020 for an extension fee of 1,500,000 shares of the Common Stock issued to the Noteholder. The April 2018 change in terms of the Note payable has been determined to be a debt extinguishment in accordance with ASC 470. The reported amounts under the debt extinguishment are not significantly different than that of the Company's reported amounts. See below.	$2,000,000	$2,000,000
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	12,866	—
Total Principal Outstanding	$2,012,866	$2,000,000
Unamortized Deferred Debt Discount	(26,722)	(106,886)
Unamortized Deferred Debt Issuance Costs	(9,866)	(39,466)
Notes Payable, Net	$1,976,278	$1,853,648
Notes Payable, current portion, net of discount, issuance costs and current portion	$1,970,937	$—
Notes Payable, Net of discounts and current portion	5,341	1,853,648
	$1,976,278	$1,853,648

The Note was amended and restated in February 2020. See Note 16 "Subsequent Events".

The following is a roll-forward of the Company's notes payable and related discounts for the years ended December 31, 2019 and 2018:

	Principal	Debt Issuance	Debt
	Balance	Costs	Discounts	Total
Balance at January 1, 2018	$3,000,000	$(168,345)	$(455,935)	$2,375,720
New issuances	—	—	—	—
Payments	(1,000,000)	—	—	(1,000,000)
Amortization	—	128,879	349,049	477,928
Balance at December 31, 2018	2,000,000	(39,466)	(106,886)	1,853,648
New issuances	16,510	—	—	16,510
Payments	(3,644)	—	—	(3,644)
Amortization	—	29,600	80,164	109,764
Balance at December 31, 2019	$2,012,866	$(9,866)	$(26,722)	$1,976,278

Future maturities of notes payable are as follows for the calendar years 2020, 2021, and 2022:

2020	$5,340
2021	2,005,947
2022	1,579
$2,012,866